Fair Value of Financial Instruments - Estimated Fair Value of Financial Instruments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Financial assets:
Cash and cash equivalents	$ 20,479	$ 11,054	$ 12,301
Time deposits with banks	5,880	9,528
Securities held to maturity	75,473	48,436
Securities held to maturity	75,469	48,187
Loans	108,666	111,263
Federal Home Loan Bank stock	180	237
Accrued interest receivable	613	581
Financial liabilities:
Deposits	163,924	164,919
Fair Value [Member] | Level 1 [Member]
Financial assets:
Cash and cash equivalents	20,479	11,054
Time deposits with banks	5,880	9,528
Fair Value [Member] | Level 2 [Member]
Financial assets:
Securities held to maturity	75,469	48,187
Fair Value [Member] | Level 3 [Member]
Financial assets:
Loans held for sale	2,028
Loans	113,807	115,864
Federal Home Loan Bank stock	180	237
Accrued interest receivable	613	581
Financial liabilities:
Deposits	153,568	155,724
Off-balance-sheet financial instruments	0	0
Carrying Amount [Member] | Level 1 [Member]
Financial assets:
Cash and cash equivalents	20,479	11,054
Time deposits with banks	5,880	9,528
Carrying Amount [Member] | Level 2 [Member]
Financial assets:
Securities held to maturity	75,473	48,436
Carrying Amount [Member] | Level 3 [Member]
Financial assets:
Loans held for sale	2,012
Loans	108,666	111,263
Federal Home Loan Bank stock	180	237
Accrued interest receivable	613	581
Financial liabilities:
Deposits	163,924	164,919
Off-balance-sheet financial instruments	$ 0	$ 0